Pensions and other post-retirement benefits (Tables)	12 Months Ended
Mar. 31, 2024
Employee Benefits [Abstract]
Disclosure of actuarial assumptions	The Company has applied the following financial assumptions in assessing DB liabilities:

	UK pensions			US pensions			US other post-retirement benefits
	2024	2023	2022	2024	2023	2022	2024	2023	2022
	%	%	%	%	%	%	%	%	%
Discount rate – past service	4.87	4.80	2.78	5.15	4.85	3.65	5.15	4.85	3.65
Discount rate – future service	4.92	4.80	2.85	5.15	4.85	3.65	5.15	4.85	3.65
Rate of increase in RPI – past service	3.05	3.17	3.60	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in RPI – future service	2.92	3.07	3.33	n/a	n/a	n/a	n/a	n/a	n/a
Salary increases	3.10	3.11	3.47	4.50	4.50	4.60	4.50	4.50	4.60
Initial healthcare cost trend rate	n/a	n/a	n/a	n/a	n/a	n/a	7.10	6.80	6.80
Ultimate healthcare cost trend rate	n/a	n/a	n/a	n/a	n/a	n/a	4.50	4.50	4.50
The table below sets out the projected life expectancies adopted for the UK and US pension arrangements:

	UK pensions			US pensions
	2024	2023	2022	2024	2023	2022
	years	years	years	years	years	years
Assumed life expectations for a retiree age 65
Males	21.5	21.9	22.0	21.6	21.6	21.4
Females	23.5	23.7	23.8	23.9	23.8	23.6
In 20 years:
Males	22.6	23.0	23.2	23.3	23.2	23.1
Females	24.9	25.1	25.2	25.5	25.4	25.3
The table below summarises the split of DB obligations by status for each category of plan:

	UK pensions		US pensions		US other post-retirement benefits
	2024	2023	2024	2023	2024	2023
	%	%	%	%	%	%
Active members	14	14	37	37	29	33
Deferred members	8	9	10	9	—	—
Pensioner members	78	77	53	54	71	67

Disclosure of amounts recognised in the statement of financial position	Amounts recognised in the consolidated statement of financial position

	2024	2023
	£m	£m
Present value of funded obligations	(17,601)	(18,934)
Fair value of plan assets	19,733	21,246
	2,132	2,312
Present value of unfunded obligations	(266)	(292)
Other post-employment liabilities	(52)	(69)
Net defined benefit asset	1,814	1,951
Represented by:
Liabilities	(593)	(694)
Assets	2,407	2,645
	1,814	1,951
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions		US pensions		US other post-retirement benefits		Total
	2024	2023	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m
Present value of funded obligations	(10,465)	(10,906)	(4,702)	(5,502)	(2,434)	(2,526)	(17,601)	(18,934)
Fair value of plan assets	11,782	12,578	5,320	6,060	2,631	2,608	19,733	21,246
	1,317	1,672	618	558	197	82	2,132	2,312
Present value of unfunded obligations	(56)	(58)	(210)	(234)	—	—	(266)	(292)
Other post-employment liabilities	—	—	—	—	(52)	(69)	(52)	(69)
Net defined benefit asset	1,261	1,614	408	324	145	13	1,814	1,951
Represented by:
Liabilities	(56)	(58)	(210)	(234)	(327)	(402)	(593)	(694)
Assets	1,317	1,672	618	558	472	415	2,407	2,645
	1,261	1,614	408	324	145	13	1,814	1,951

Disclosure of amounts recognised in the income statement and statement of other comprehensive income	Amounts recognised in the income statement and statement of other comprehensive income
The expense or income arising from all Group retirement benefit arrangements recognised in the Group income statements is shown below:

	2024	2023	2022
	£m	£m	£m
Included within operating costs
Administration costs	22	19	20
Included within payroll costs
Defined benefit plan costs:
Current service cost	143	194	223
Past service cost – augmentations and redundancies	9	8	11
Gains on settlement	(30)	(45)	—
	122	157	234
Included within finance income and costs
Net interest income	(100)	(85)	(2)
Total included in income statement[1]	44	91	252
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations	(218)	(1,364)	2,481
Exchange adjustments	(6)	41	7
Total included in the statement of other comprehensive income²	(224)	(1,323)	2,488
1.Amounts shown in the table above include operating costs of £nil (2023: £nil; 2022: £4 million); payroll costs of £nil (2023: £nil; 2022: £10 million); and net interest income of £nil
(2023: £nil; 2022: £2 million) presented within profit from discontinued operations. These amounts all relate to UK pensions.
2.Amounts shown in the table above include remeasurements of pension assets and post-retirement benefit obligations of £nil (2023: £nil; 2022: £309 million gain) presented within discontinued operations. These amounts all relate to UK pensions.
The geographical split of pensions and other post-retirement benefits is shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2024	2023	2022	2024	2023	2022	2024	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Included within operating costs
Administration costs	13	9	11	7	8	7	2	2	2
Included within payroll costs
Defined benefit plan costs:
Current service cost	45	69	83	72	88	101	26	37	39
Past service cost – augmentations and redundancies	9	8	11	—	—	—	—	—	—
Gains on settlement	—	—	—	(30)	(45)	—	—	—	—
	54	77	94	42	43	101	26	37	39
Included within finance income and costs
Net interest (income)/cost	(84)	(64)	(7)	(13)	(21)	—	(3)	—	5
Total included in income statement	(17)	22	98	36	30	108	25	39	46
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations	(474)	(1,183)	1,577	99	(242)	532	157	61	372
Exchange adjustments	—	—	—	(5)	36	11	(1)	5	(4)
Total included in the statement of other comprehensive income	(474)	(1,183)	1,577	94	(206)	543	156	66	368

Schedule of reconciliation of the net defined benefit asset (liability)	Reconciliation of the net defined benefit asset

	UK pensions		US pensions		US other post-retirement benefits		Total
	2024	2023	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m
Opening net defined benefit asset	1,614	2,590	324	484	13	1	1,951	3,075
Income/(cost) recognised in the income statement (including discontinued operations)	17	(22)	(36)	(30)	(25)	(39)	(44)	(91)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(474)	(1,183)	94	(206)	156	66	(224)	(1,323)
Employer contributions	118	197	26	76	21	11	165	284
Other movements	3	2	—	—	(20)	(26)	(17)	(24)
Reclassification to held for sale (note 10)	(17)	30	—	—	—	—	(17)	30
Closing net defined benefit asset	1,261	1,614	408	324	145	13	1,814	1,951
Changes in the present value of defined benefit obligations (including unfunded obligations)
The table below shows the movement in defined benefit obligations across our DB plans over the year.

	UK pensions		US pensions		US other post-retirement benefits		Total
	2024	2023	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m
Opening defined benefit obligations	(10,964)	(14,275)	(5,736)	(6,779)	(2,526)	(2,813)	(19,226)	(23,867)
Current service cost	(45)	(69)	(72)	(88)	(26)	(37)	(143)	(194)
Interest cost	(536)	(334)	(258)	(252)	(117)	(111)	(911)	(697)
Actuarial (losses)/gains – experience	(2)	(235)	(34)	(17)	73	48	37	(204)
Actuarial gains/(losses) – demographic assumptions	98	135	12	5	(4)	10	106	150
Actuarial gains/(losses) – financial assumptions	165	3,167	190	818	(7)	443	348	4,428
Past service cost – augmentations and redundancies	(9)	(8)	—	—	—	—	(9)	(8)
Liabilities extinguished on settlements	—	—	543	616	—	—	543	616
Medicare subsidy received	—	—	—	—	(26)	(28)	(26)	(28)
Employee contributions	(10)	(10)	—	—	—	—	(10)	(10)
Benefits paid	710	711	312	426	152	153	1,174	1,290
Exchange adjustments	—	—	131	(465)	58	(191)	189	(656)
Reclassification from other post-employment liabilities	—	—	—	—	(11)	—	(11)	—
Reclassification to held for sale (note 10)	72	(46)	—	—	—	—	72	(46)
Closing defined benefit obligations	(10,521)	(10,964)	(4,912)	(5,736)	(2,434)	(2,526)	(17,867)	(19,226)
Changes in the value of plan assets
The table below shows the movement in pension assets across our DB plans over the year.

	UK pensions		US pensions		US other post-retirement benefits		Total
	2024	2023	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m
Opening fair value of plan assets	12,578	16,865	6,060	7,263	2,608	2,885	21,246	27,013
Interest income	620	398	271	273	120	111	1,011	782
Return on plan assets (less than)/in excess of interest	(735)	(4,250)	(69)	(1,048)	95	(440)	(709)	(5,738)
Administration costs	(13)	(9)	(7)	(8)	(2)	(2)	(22)	(19)
Assets distributed on settlements	—	—	(513)	(571)	—	—	(513)	(571)
Employer contributions	118	197	26	76	21	11	165	284
Employee contributions	10	10	—	—	—	—	10	10
Benefits paid	(707)	(709)	(312)	(426)	(152)	(153)	(1,171)	(1,288)
Exchange adjustments	—	—	(136)	501	(59)	196	(195)	697
Reclassification to held for sale (note 10)	(89)	76	—	—	—	—	(89)	76
Closing fair value of plan assets	11,782	12,578	5,320	6,060	2,631	2,608	19,733	21,246
Actual return on plan assets	(115)	(3,852)	202	(775)	215	(329)	302	(4,956)
Expected contributions to plans in the following year	108	99	28	36	15	14	151	149

Disclosure of asset allocations	The allocation of assets by asset class is set out below. Within these asset allocations there is significant diversification across regions, asset managers, currencies and bond categories.
UK pensions

	2024			2023¹			2022¹
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	576	153	729	475	179	654	1,458	324	1,782
Corporate bonds	1,910	—	1,910	1,892	—	1,892	2,741	—	2,741
Government securities and liability- driven investments	—	5,259	5,259[2]	762	4,906	5,668[2,3]	786	5,768	6,554[2,3]
Property	—	679[4]	679	23	860[4]	883	122	1,002[4]	1,124
Diversified alternatives	669	572	1,241	708	680	1,388	1,334	582	1,916
Buy-in/bulk annuity policies	—	2,060	2,060	—	2,126	2,126[5]	78	2,706	2,784[5]
Longevity swap	—	(94)	(94)	—	(88)	(88)	—	(80)	(80)
Cash and cash equivalents	3	—	3	8	—	8	38	—	38
Other (including net current assets and liabilities)	—	(5)	(5)	59	(12)	47	16	(10)	6
	3,158	8,624	11,782[6]	3,927	8,651	12,578[6]	6,573	10,292	16,865[6]
1.Comparative amounts have been represented to reflect the reclassification of assets associated with liability driven investment strategies as unquoted following an internal asset categorisation review.
2.Included within government securities and liability-driven investments above is £2.7 billion (2023: £3.4 billion; 2022: £6.1 billion) of repurchase agreements. These are used to increase the market exposure of the liability-matching portfolios.
3.This asset class has been redefined to include liability driven investments totalling £4,906 million (2022: £5,857 million). These were previously allocated in other asset classes, primarily buy-in/bulk annuity policies.
4.Includes £288 million (2023: £304 million; 2022: £283 million) of investments in forestry funds.
5.This asset class has been redefined to only include the value of buy-in/bulk annuities and therefore has been restated to exclude the value of liability-driven investments.
6.The fair value of plan assets includes employer-related investment exposure of £44 million (2023: £23 million; 2022: £32 million).
US pensions

	2024			2023¹			2022¹
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	99	1,224	1,323	154	1,346	1,500	272	1,904	2,176
Corporate bonds	1,987	403	2,390	2,147	528	2,675	2,311	697	3,008
Government securities	360	444	804	410	514	924	335	715	1,050
Property	—	237	237	—	299	299	—	295	295
Diversified alternatives	54	502	556	85	550	635	142	546	688
Cash and cash equivalents	9	—	9	16	—	16	31	—	31
Other (including net current assets and liabilities)	1	—	1	7	4	11	12	3	15
	2,510	2,810	5,320	2,819	3,241	6,060	3,103	4,160	7,263
1.Comparative amounts have been represented to reflect the reclassification of infrastructure assets following an internal asset categorisation review.
US other post-retirement benefits

	2024			2023			2022
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	37	524	561	74	510	584	185	1,013	1,198
Corporate bonds	1,351	46	1,397	1,332	2	1,334	723	2	725
Government securities	410	1	411	431	2	433	511	2	513
Diversified alternatives	92	9	101	100	9	109	144	120	264
Other[1]	—	161	161	1	147	148	—	185	185
	1,890	741	2,631	1,938	670	2,608	1,563	1,322	2,885
1.Other primarily comprises insurance contracts.
The approximate investment allocations for our plans at 31 March 2024 are as follows:

	UK pensions	US pensions	US other post- retirement benefits
	%	%	%
Return-seeking assets	22	40	31
Liability-matching assets	78	60	69

Disclosure of most significant risks associated with DB plans	The most significant risks associated with the DB plans are as follows:

Main risks	Description and mitigation
Investment risk
The plans invest in a variety of asset classes, with actual returns likely to differ from the underlying discount rate adopted, impacting on the funding position of the plan through the net balance sheet asset or liability. Each plan seeks to balance the level of investment return required with the risk that it can afford to take, to design the most appropriate investment portfolio.

Changes in bond yields
Liabilities will fluctuate as yields change. Volatility of the net balance sheet asset or liability is controlled through liability-
matching strategies. The investment strategies allow for the use of synthetic as well as physical assets to be used to hedge interest rate risk.

Inflation risk
Changes in inflation will affect current and future pensions but are partially mitigated through investing in inflation-matching assets and hedging instruments as well as bulk annuity buy-in policies. The investment strategies allow for the use of synthetic as well as physical assets to be used to hedge inflation risk.

Member longevity
Improvements in life expectancy will lead to pension payments being paid for longer than expected and benefits ultimately being more expensive. This risk has been partly mitigated by scheme investment transactions including a longevity insurance contract (longevity swap) for NGEG of ESPS and two buy-in policies for Section A of NGUKPS.

Counterparty risk
This is managed by having a diverse range of counterparties and through having a strong collateralisation process (including for the longevity swap held by NGEG of ESPS). Measurement and management of counterparty risk is delegated to the relevant investment managers. For our bulk annuity policies, various termination provisions were introduced in the contracts, managing our exposure to counterparty risk. The insurers’ operational performance and financial strength are monitored on a regular basis.

Default risk
Debt investments are predominantly made in regulated markets in assets considered to be of investment grade. Where investments are made either in non-investment grade assets or outside of regulated markets, investment levels are kept to prudent levels and subject to agreed ranges, to control the risk.

Liquidity risk
The pension plans hold sufficient cash to meet benefit requirements, with other investments being held in liquid or realisable assets to meet unexpected cash flow requirements. These could include collateral calls relating to the plans’ liability-
matching assets which could result from extreme market movements. Should the plans not have sufficient liquidity to meet cash flow requirements, they could be forced to take sub-optimal investment decisions such as selling assets at a reduced price. The plans do not borrow money, or act as guarantor, to provide liquidity to other parties (unless it is temporary).

Currency risk
Fluctuations in the value of foreign denominated assets due to exposure to currency exchange rates are managed through currency hedging overlay and currency hedging carried out by some of the investment managers.